Related Parties Balance and Transactions - Schedule of Accounts Receivable and Payable Related Party (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
Schedule of Accounts Receivable and Payable Related Party [Line Items]
Accounts receivable	$ 145,551	¥ 987,580	¥ 831,436
Guangzhou Aopolikang Biotechnology Co., Ltd [Member]
Schedule of Accounts Receivable and Payable Related Party [Line Items]
Accounts payable	$ 3,034	¥ 20,588	¥ 7,296